Cover	Mar. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2026
Entity File Number	001-40413
Entity Registrant Name	Quipt Home Medical Corp.
Entity Central Index Key	0001540013
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1019 Town Drive
Entity Address, City or Town	Wilder
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41076
City Area Code	859
Local Phone Number	878-2220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without Par Value
Trading Symbol	QIPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false